Biological Assets - Schedule of Changes in Fair Value in the Statement of Operations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in Fair Value in the Statement of Operations [Line Items]
Total	R$ 32,080	R$ 122,671	R$ 40,499
Grains [Member]
Schedule of Changes in Fair Value in the Statement of Operations [Line Items]
Total	69,754	68,552	20,407
Cotton [Member]
Schedule of Changes in Fair Value in the Statement of Operations [Line Items]
Total	(15,446)	(5,421)	4,799
Sugarcane [Member]
Schedule of Changes in Fair Value in the Statement of Operations [Line Items]
Total	(23,062)	41,812	21,997
Cattle [Member]
Schedule of Changes in Fair Value in the Statement of Operations [Line Items]
Total	R$ 834	R$ 17,728	R$ (6,704)